MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Property, Plant And Equipment [Abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS [Text Block]

8.  MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS

	Exploration & evaluation assets	Mineral properties	Plant & Buildings	Machinery & equipment	Transport & office equipment	Total
Cost

Balance at December 31, 2023	$80.2	$575.9	$159.2	$118.0	$15.0	$948.3

Additions	3.7	118.4	70.4	32.0	1.7	226.2
Impairment of exploration properties	(0.2)	-	-	-	-	(0.2)
Disposals	-	-	-	(0.3)	(0.1)	(0.4)
Balance at December 31, 2024	$83.7	$694.3	$229.6	$149.7	$16.6	$1,173.9

Additions	1.3	23.9	147.9	15.2	2.4	190.7
Acquired in business combination	-	74.4	98.8	12.1	6.8	192.1
Reclassified to assets held for sale	-	(93.5)	(23.8)	(34.9)	(2.6)	(154.8)
Disposals	-	-	(0.2)	(3.5)	(0.7)	(4.4)
Impairment of exploration properties	(0.4)	-	-	-	-	(0.4)
Balance at December 31, 2025	$84.6	$699.1	$452.3	$138.6	$22.5	$1,397.1

Accumulated depreciation

Balance at December 31, 2023	$-	$466.7	$95.4	$61.5	$10.1	$633.7
Depreciation	-	22.6	2.2	8.1	1.4	34.4
Disposals	-	-	-	(0.3)	-	(0.3)
Balance at December 31, 2024	$-	$489.3	$97.6	$69.3	$11.5	$667.7

Depreciation	-	38.0	22.7	12.7	2.5	75.9
Reclassified to assets held for sale	-	(85.0)	(20.0)	(21.6)	(2.1)	(128.7)
Disposals	-	-	(0.1)	(3.0)	(0.6)	(3.7)
Balance at December 31, 2025	$-	$442.3	$100.2	$57.4	$11.3	$611.2

Net book value
At December 31, 2024	$83.7	$205.0	$132.0	$80.4	$5.1	$506.2
At December 31, 2025	$84.6	$256.8	$352.1	$81.2	$11.2	$785.9

Following the completion of the commissioning phase of the Terronera Project, the Company assessed the grouping of the fully constructed assets and directly attributable development overhead costs. As a result of this assessment, the Company determined that it was appropriate to group plant and buildings together, as this better reflected the nature of its mine site assets, including those at Terronera. Comparative figures have been re-presented accordingly to align with the revised asset groupings.

Included in mineral properties is $nil for acquisition and development costs of development properties (December 31, 2024 - $157.1). During the period from January 1, 2025, to completion of the commissioning phase and achievement of commercial production on October 1, 2025, the Company capitalized borrowing costs related to the Terronera project construction Debt Facility in the amount of $10.2 (December 31, 2024 - $6.8) using a capitalization rate of 11.1%.

Other non-current assets include $3.2 (December 31, 2024 - $18.3) of deposits related to items of property, plant and equipment at Terronera.

As of December 31, 2025, the Company has $7.4 committed for capital equipment purchases.

The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company as of December 31, 2025:

Location	Royalties Payable
El Porvenir and El Curso properties at Guanacevi mine	$12 dollar fixed per tonne production payment plus additional net smelter royalty when the silver price obtained is as follows:
• 4% for price less than or equal to $15 dollars per oz
• 9% for price greater than $15 dollars, and up to $20 dollars per oz
• 13% for price greater than $20 dollars, and up to $25 dollars per oz
• 16% for price greater than $25 dollars per oz
Grupo Mexico royalty at Terronera mine	2% net smelter royalty
Pitarrilla, exploration in Mexico	1.25% net smelter royalty
San Patricio, La Palmilla, exploration in Mexico	1% net smelter royalty